Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	$ 2,228	$ 2,602
Disposals	(9)
Recognized in Income Statement	(127)	280
Recognized in Other Comprehensive Income	61	(87)
Recognized in Equity	15	25
Translation and Other	63	(32)
Ending balance	2,485	2,228
Loss carryforwards [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	497	705
Disposals	(10)
Recognized in Income Statement	22	(210)
Translation and Other	8	2
Ending balance	517	497
Actuarial liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	9,372	8,443
Recognized in Income Statement	(666)	1,063
Translation and Other	(3)	(134)
Ending balance	8,703	9,372
Pensions and post-employment benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	215	226
Recognized in Income Statement	7
Recognized in Other Comprehensive Income	(61)	(10)
Translation and Other		(1)
Ending balance	161	215
Tax credits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	34	32
Recognized in Income Statement	11	2
Recognized in Other Comprehensive Income	1
Ending balance	46	34
Accrued interest [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	1	1
Ending balance	1	1
Real estate [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(1,033)	(1,046)
Recognized in Income Statement	(145)	5
Recognized in Other Comprehensive Income		(2)
Recognized in Equity		1
Translation and Other	7	9
Ending balance	(1,171)	(1,033)
Securities and other investments [member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(5,950)	(4,704)
Recognized in Income Statement	643	(1,254)
Recognized in Other Comprehensive Income	119	(59)
Recognized in Equity		2
Translation and Other	49	65
Ending balance	(5,139)	(5,950)
Sale of investments [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(56)	(69)
Recognized in Income Statement	16	13
Ending balance	(40)	(56)
Goodwill and intangible assets [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(849)	(876)
Recognized in Income Statement	29	24
Translation and Other	16	3
Ending balance	(804)	(849)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(3)	(110)
Disposals	1
Recognized in Income Statement	210	77
Recognized in Other Comprehensive Income	2	(16)
Recognized in Equity	15	22
Translation and Other	(14)	24
Ending balance	$ 211	$ (3)